Reverse Merger - Schedule of Consummation of the Merger (Details)	9 Months Ended
Sep. 30, 2024 shares
Schedule of Consummation of the Merger [Line Items]
Common stock - GAMC common stock	7,273,159
The Merger and PIPE shares	8,393,279
Total shares of the Company’s Common stock outstanding immediately after the Merger	32,315,550
Common stock - GAMC Class A common stock, outstanding prior to the Merger [Member]
Schedule of Consummation of the Merger [Line Items]
Common stock - GAMC common stock	7,047,500
Common stock - GAMC Class B common stock, outstanding prior to the Merger [Member]
Schedule of Consummation of the Merger [Line Items]
Common stock - GAMC common stock	140,000
Common stock - GAMC Class A redeemable common stock, outstanding prior to the Merger [Member]
Schedule of Consummation of the Merger [Line Items]
Common stock - GAMC common stock	577,937
Less: redemption of GAMC common stock [Member]
Schedule of Consummation of the Merger [Line Items]
Common stock - GAMC common stock	(492,278)
Common stock - upon of settlement of GAMC liability for underwriting commission [Member]
Schedule of Consummation of the Merger [Line Items]
The Merger and PIPE shares	625,000
Common stock - upon issuance to vendor for services rendered related to the Merger [Member]
Schedule of Consummation of the Merger [Line Items]
The Merger and PIPE shares	25,000
Shares issued in PIPE Financing [Member]
Schedule of Consummation of the Merger [Line Items]
The Merger and PIPE shares	470,120
Common stock - Legacy Bolt [Member]
Schedule of Consummation of the Merger [Line Items]
Total shares of the Company’s Common stock outstanding immediately after the Merger	3,335,864
Common stock - net exercise of Legacy Bolt Bridge Warrants [Member]
Schedule of Consummation of the Merger [Line Items]
Total shares of the Company’s Common stock outstanding immediately after the Merger	1,336,723
Common stock - upon conversion of Legacy Bolt Preferred Stock [Member]
Schedule of Consummation of the Merger [Line Items]
Total shares of the Company’s Common stock outstanding immediately after the Merger	8,048,573
Common stock - upon conversion of Legacy Bolt Convertible Notes [Member]
Schedule of Consummation of the Merger [Line Items]
Total shares of the Company’s Common stock outstanding immediately after the Merger	10,451,111
Common stock - upon of settlement of Legacy Bolt liability for contract termination [Member]
Schedule of Consummation of the Merger [Line Items]
Total shares of the Company’s Common stock outstanding immediately after the Merger	750,000